Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets
Other Non-Current Assets	10. Other Non-Current Assets Other non-current assets consist of the following:

	As of December 31,
	2022	2023
Various guarantees	219	152
Other long-term assets	1,873	3,858
Total	2,092	4,010